Cobalt Inventory	12 Months Ended
Dec. 31, 2022
Cobalt Inventory [Abstract]
Cobalt Inventory
12.	Cobalt Inventory
The Company carries its cobalt inventory, which is recorded using weighted average costing, at the lower of cost or net realizable value. A summary of the inventory on hand at December 31, 2022 and 2021 is as follows:

	December 31	December 31
(in thousands)	2022	2021

Cobalt Inventory, carried at:

Cost	$-	$8,712

Net realizable value	10,530	-

Total cobalt inventory	$10,530	$8,712
At December 31, 2022, the Company recorded an inventory write down of

$
2
million compared to an inventory write down of $NIL for the comparable period of the prior year.